Nature of Operations (Details) - Nonconsolidated Investees, Other [Member]	Dec. 31, 2025
Shenping Yin [Member]
Nature of Operations [Line Items]
Equity interests	36.78%
Xiaoyang Huang [Member]
Nature of Operations [Line Items]
Equity interests	56.29%
Shareholders [Member]
Nature of Operations [Line Items]
Equity interests	6.93%